Reinsurance	12 Months Ended
Dec. 31, 2017
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Reinsurance
12. Reinsurance
The Company reinsures portions of its insurance risk, primarily in the Individual Life and Benefits segments, in order to spread risk and limit losses. Reinsurance agreements are evaluated for risk transfer to determine if they qualify for reinsurance accounting. If they qualify, the Company accounts for reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. If the agreements do not qualify, they are accounted for on a deposit contract basis.
The Company remains liable to its policyholders to the extent that counterparties to reinsurance contracts do not meet their contractual obligations. Accordingly, the future policy benefit reserves and policy and contract claims liabilities are reported gross of any related reinsurance recoverables, which are reported as assets. The Company reports premiums, benefits, and settlement expenses net of reinsurance in the consolidated statements of income (loss).
The following summarizes the Company's reinsurance coverage by line of business:

•	Medical stop-loss. The Company reinsures the excess of $2.0 per individual claim. Prior to 2016, the Company reinsured the majority of its exposure in excess of $1.7 per individual claim.

•
Group life & DI. The Company typically reinsures group life mortality risk in excess of $0.25 per individual and line of coverage, and morbidity risk in excess of $8.0 thousand of gross monthly benefit per life. The Company also has catastrophic coverage for group life policies.

•
Deferred Annuities. In 2017, the Company executed a reinsurance agreement to manage its statutory capital position related to fixed deferred and fixed indexed annuities issued beginning in 2017 with a guaranteed return of premium feature. This agreement does not qualify for GAAP reinsurance accounting.

•
Individual life. The Company's reinsurance coverage varies by product, policy issue year, and issue age of the insured. For fully underwritten policies issued subsequent to April 2017, the Company retains up to a maximum of $5.0 per life. For fully underwritten policies issued between March 2013 and April 2017, the Company retains up to a maximum of $3.0 per life. Prior to March 2013, reinsurance coverage varied based on policy type and issue date. In addition, the Company has an inter-company reinsurance agreement related to a block of universal life policies in order to manage its statutory capital position.

The following table sets forth net life insurance in force:

	Successor Company		Predecessor Company
	As of December 31, 2017	As of December 31, 2016	As of December 31, 2015
Direct life insurance in force	$109,179.4	$86,142.8	$76,853.1
Amounts assumed from other companies	188.1	187.0	184.7
Amounts ceded to other companies	(26,473.9)	(24,452.4)	(23,558.3)
Net life insurance in force	$82,893.6	$61,877.4	$53,479.5
Percentage of amount assumed to net	0.23%	0.30%	0.35%
Percentage of amount ceded to direct	24.25%	28.39%	30.65%

The Company evaluates the financial condition of its reinsurers to monitor its exposure to losses from reinsurer insolvencies. The Company analyzes reinsurance recoverables according to the credit ratings and financial health of its reinsurers and is not aware of any of its major reinsurers currently experiencing financial difficulties. As of December 31, 2017 and 2016, $201.3 and $191.5, respectively, of the reinsurance recoverable was associated with two highly rated reinsurers, each representing approximately 32% of the recoverable balance in both periods. Of the total amount due from reinsurers, 97.5% and 97.9% were with reinsurers rated A- or higher by A.M. Best, as of December 31, 2017 and 2016, respectively. The Company had no write-offs or reserve for uncollectible reinsurance in 2017, 2016 or 2015.
Reinsurance recoverables are composed of the following amounts:

	As of December 31, 2017	As of December 31, 2016
Life insurance
Reinsurance recoverables on:
Funds held under deposit contracts	$102.4	$99.8
Future policy benefits	134.3	130.9
Paid claims, expense allowance, premium tax recoverables and other	18.7	3.7
Policy and contract claims	5.8	6.9
Total life insurance	261.2	241.3
Accident and health insurance
Reinsurance recoverables on:
Future policy benefits	40.3	47.6
Policy and contract claims	12.7	8.0
Paid claims, expense allowance and premium tax recoverables	4.0	1.9
Total accident and health insurance	57.0	57.5
Total reinsurance recoverables	$318.2	$298.8

The following table sets forth the effect of reinsurance on premiums and policy fees and contract charges. It is disaggregated by accident and health, and life insurance products, which are short- and long-duration contracts, respectively.

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Premiums:
Direct:
Accident and health	$798.7	$626.3	$56.7	$676.0
Life insurance	171.1	127.5	10.7	123.1
Total direct	969.8	753.8	67.4	799.1
Total assumed	0.9	0.3	—	0.1
Ceded:
Accident and health (1)	(26.4)	(0.6)	(4.0)	(43.5)
Life insurance	(44.8)	(36.0)	(2.2)	(39.1)
Total ceded	(71.2)	(36.6)	(6.2)	(82.6)
Total premiums	899.5	717.5	61.2	716.6
Policy fees and contract charges:
Direct life insurance	245.4	195.2	16.0	180.0
Ceded life insurance	(11.7)	(9.1)	(0.5)	(8.6)
Total policy fees and contract charges (2)	233.7	186.1	15.5	171.4
Total premiums and other amounts assessed to policyholders	$1,133.2	$903.6	$76.7	$888.0
Percentage of assumed to total premiums and other amounts assessed to policyholders	0.08%	0.03%	—%	0.01%
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(1)	Successor Company ceded premiums reflect long-term disability income business recaptured during 2016.

(2)
Total policy fees and contract charges represents amounts charged to policyholders other than premiums and recorded in policy fees, contract charges and other in the consolidated statements of income (loss). This primarily consists of cost of insurance charges.

Reinsurance benefits reduced policyholder benefits and claims by $98.0, $27.2, $3.5, and $70.1, respectively, for the year ended December 31, 2017, the periods February 1 to December 31, 2016 and January 1 to January 31, 2016, and for the year ended December 31, 2015.